ACCOUNTING STANDARDS AND BASIS OF PREPARATION - IAS 29 (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Annual	36.10%	53.80%	47.60%
Accumulated 3 years	209.20%	183.40%	148.00%